Preferred Stock (Details) - USD ($)				9 Months Ended
	Nov. 04, 2024	Dec. 03, 2021	Jun. 17, 2017	Sep. 30, 2024	Sep. 30, 2023	Jun. 17, 2021
Preferred Stock
Payment of preferred dividends				$ 2,552,000	$ 2,543,000
Element 1 Corp.
Preferred Stock
Profit interests on distributions				20.00%
Total investment				$ 9,300,000		$ 9,200,000
Cumulative Series A redeemable Preferred Stock
Preferred Stock
Preferred stock issued		15,000	25,000
Liquidation preference per share		$ 1,000.00	$ 1,000.00			$ 1,000.00
Divided rate				8.50%
Percentage of liquidation preference per share	103.00%
Amount of stock redemption	$ 10,300,000
Number of shares redeemed	$ 10,000
Cumulative Series A redeemable Preferred Stock | Other noncurrent liabilities
Preferred Stock
Profit interests distribution liability				$ 1,000,000.0
Cumulative Series A redeemable Preferred Stock | Third anniversary
Preferred Stock
Redemption price (as a percent)				103.00%
Cumulative Series A redeemable Preferred Stock | Fourth anniversary
Preferred Stock
Redemption price (as a percent)				102.00%
Cumulative Series A redeemable Preferred Stock | Fifth anniversary
Preferred Stock
Redemption price (as a percent)				100.00%